Label	Element	Value
UP Fintech China-U.S. Internet Titans ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	UP Fintech China-U.S. Internet Titans ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF (TTTN)

September 18, 2020

Supplement to the
Statutory Prospectus dated January 25, 2020, as supplemented May 28, 2020

Effective on or about September 4, 2020, all mentions of Vident Investment Advisory, LLC or VIA are hereby replaced with Exchange Traded Concepts, LLC or ETC.

Supplement Closing [Text Block]	ck0001743019_SupplementClosingTextBlock	Please retain this supplement for your reference.
UP Fintech China-U.S. Internet Titans ETF | UP Fintech China-U.S. Internet Titans ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TTTN